Payments, by Project - 12 months ended Jun. 30, 2025 - ZAR (R) R in Millions		Taxes	Royalties	Fees	Total Payments
Total		R 4,371	R 1,856	R 15	R 6,242
Avgold Limited [Member]
Total			18	1	19
Avgold Limited [Member] | Target 1 [Member]
Total	[1]		18	1	19
African Rainbow Minerals Gold Limited [Member]
Total				1	1
African Rainbow Minerals Gold Limited [Member] | No operation [Member]
Total	[1],[2]			1	1
Chemwes (Proprietary) Limited [Member]
Total		49		1	50
Chemwes (Proprietary) Limited [Member] | Mine Waste Solutions [Member]
Total	[1]	49		1	50
Covalant Water Company (Proprietary) Limited [Member]
Total				2	2
Covalant Water Company (Proprietary) Limited [Member] | Mponeng [Member]
Total	[1],[3]			2	2
Freegold (Harmony) (Proprietary) Limited [Member]
Total		395	274	3	672
Freegold (Harmony) (Proprietary) Limited [Member] | Freegold [Member]
Total	[1],[4]	395	274	3	672
Golden Core Trade and Invest (Proprietary) Limited [Member]
Total		2,005	790		2,795
Golden Core Trade and Invest (Proprietary) Limited [Member] | Golden Core [Member]
Total	[1],[5]	2,005	790		2,795
Harmony Gold Mining Company Limited [Member]
Total		481	60	2	543
Harmony Gold Mining Company Limited [Member] | Harmony [Member]
Total	[1],[6]	481	60	2	543
Harmony Moab Khotsong Operations (Proprietary) Limited [Member]
Total		706	331	3	1,040
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | Moab Khotsong [Member]
Total	[1]	706	331	2	1,039
Harmony Moab Khotsong Operations (Proprietary) Limited [Member] | Moab Khotsong Uranium [Member]
Total	[1]			1	1
Kalahari Goldridge Mining Company Limited [Member]
Total		136	62		198
Kalahari Goldridge Mining Company Limited [Member] | Kalgold [Member]
Total	[1]	136	62		198
Randfontein Estates Limited [Member]
Total		285	207	1	493
Randfontein Estates Limited [Member] | Randfontein Estates [Member]
Total	[1],[7]	285	207	1	493
Tswelopele Beneficiation Operation (Proprietary) Limited [Member]
Total		284		1	285
Tswelopele Beneficiation Operation (Proprietary) Limited [Member] | Phoenix [Member]
Total	[1]	284		R 1	285
Harmony Copper Limited [Member]
Total		14			14
Harmony Copper Limited [Member] | No operation [Member]
Total	[1],[8]	14			14
Morobe Consolidated Goldfields Limited [Member]
Total		16	114		130
Morobe Consolidated Goldfields Limited [Member] | Hidden Valley [Member]
Total	[1],[9]	R 16	R 114		R 130

[1]	The disclosure has been done at a statutory entity level as this is the lowest level of disaggregation used for the payment of taxes and royalties.
[2]	African Rainbow Minerals owns 50% of Freegold (Harmony) Proprietary Limited
[3]	Covalent forms part of the Mponeng segment extraction process.
[4]	Freegold consists of Tshepong North, Tshepong South and Joel operations.
[5]	Golden Core consists of Mponeng and Savuka Tailings operations.
[6]	Harmony consists of Masimong and Central Plant Reclamation operations.
[7]	Randfontein Estates consist of Doornkop and Kusasalethu operations.
[8]	Harmony Copper limited is the holding company for Harmony Australia
[9]	When payments are made in A$ or Kina, they were converted into Rand using the weighted average of exchange rates during the reporting period. The weighted average exchange rate for the period from July 1, 2024 to June 30, 2025 were 1R = 0.0849A$ and 1A$ = 2.5954Kina.